Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Liability in Respect of Government Grants [Abstract]
Schedule of Liability Respect of Government Grants	The following tabular represents the changes in liability in respect of government grants in the reported periods:
	Year ended December 31,
	2023	2022	2021

Balance as of January 1,	1,254	1,168	802
Fair value of liability related to government grants received	-	-	345
Adjustment of the liability in respect of government grants in respect of value of time and exchange rate differentials	74	86	31
Royalties payable to the IIA	-	-	(10)
Balance as of December 31,	1,328	1,254	1,168
	December 31,
	2023	2022

Current liability	694	335
Non-current liability	634	919
Balance as of December 31,	1,328	1,254